Impairment Losses on Financial Assets, Net - Summary of Impairment Losses on Financial Assets, Net (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment loss and reversal of impairment loss [abstract]
Reversal of impairment charge on trade receivables (note 29)	¥ (21)	¥ (3)	¥ (1)
Accrual/(reversal) of impairment charge on other receivables	48		(9)
Reversal of impairment loss	¥ 27	¥ (3)	¥ (10)